Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Sep. 30, 2023
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets, net consist of the following:

	As of September 30,
	2023	2022
Tax refunds(1)	$512,292	532,149
Deposits	204,652	187,691
Advance to suppliers	324,243	104,922
Prepaid expenses	8,224	71,348
Others	4,276	3,420
Prepayments and other current assets, net	$1,053,687	899,530

(1)	Tax refunds consist of consumption tax and value-added tax refund for export business. The Group is eligible for consumption tax and value-added tax refund for cross-border products sales in Japan and China.